Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2013	2014

Land and buildings	-	-
Laboratory equipment	10,985	9,801
Office and computer equipment	3,423	3,289
Furniture, fixtures and fittings	5,067	4,544
Construction in progress	-	-
Total property and equipment	19,475	17,633
Less accumulated depreciation and amortization	(17,084)	(15,857)
Property and equipment, net	2,391	1,776